Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
The Company is authorized to issue an unlimited number of common shares, first preference shares issuable in series and second preference shares issuable in series.

		Years ended December 31,
Number of common shares (in millions)	Notes	2025	2024
Outstanding, beginning of the year		571.4	481.3
Equity issuance	5	18.5	85.2
Shares repurchased under NCIB		(3.0)	—
Issuance of flow-through common shares		0.8	1.9
Issuance of shares for share-based compensation	25	3.4	3.0
Outstanding, end of the year		591.1	571.4
(a)Equity issuance
On December 19, 2025, the Company acquired all of the issued and outstanding shares of Northern Superior for total consideration of approximately $329.0 million which included 18.1 million common shares of the Company and cash of $25.0 million (note 5).
On December 22, 2025, the Company acquired all of the issued and outstanding shares of Orbec for total consideration of approximately $14.2 million which included 0.4 million common shares of the Company and cash of $5.8 million (note 5).
On May 21, 2024, the Company entered into a public equity offering of 72.0 million common shares at a price of $4.17 per common share for gross proceeds of $300.2 million. The issuance was completed on May 24, 2024. The Company received net proceeds of $287.5 million from the equity offering, after transaction costs of $12.7 million.
(b)Flow-through common shares
In February 2025, the Company issued 0.8 million flow-through common shares at CAD$12.25 per share for net proceeds of $6.8 million (CAD$10.0 million), which included a $1.7 million premium reported as a deferred gain on the balance sheet to be recognized in earnings as eligible expenditures are made. A total of $5.1 million was recognized in equity based on the quoted price of the shares on the date of the issue less issuance costs. The flow-through common shares were issued to fund exploration expenditures for the Company's exploration properties in Quebec, Canada. Flow-through common shares require the Company to incur an amount equivalent to the proceeds of the issue on prescribed expenditures in accordance with the applicable tax legislation.
In February 2024, the Company issued 1.9 million flow-through common shares at CAD$4.20 per share for net proceeds of $5.9 million (CAD$8.0 million), which included a $1.2 million premium reported as a deferred gain on the balance sheet to be recognized in earnings as eligible expenditures are made. A total of $4.7 million was recognized in equity based on the quoted price of the shares on the date of the issue less issuance costs. The flow-through common shares were issued to fund exploration expenditures for the Company's exploration properties in Quebec, Canada.
For the year ended December 31, 2025, $1.9 million (2024 - $1.1 million) was recognized as amortization of the gains related to the issuances of flow-through common shares and was included in interest income and derivatives and other investment gains in the consolidated statements of earnings (note 31).
(c)Normal Course Issuer Bid
On December 9, 2025, the Company received approval from the TSX of its normal course issuer bid (“NCIB”) program. Under the program, the Company is authorized to purchase up to 57.0 million of its common shares during the period from December 12, 2025 to December 11, 2026.
The book value of any cancelled shares are treated as a reduction to common share capital. During the year ended December 31, 2025, the Company repurchased 3.0 million common shares for $50.0 million at an average price of $16.87 per share. The book value of the cancelled shares was $16.0 million and was treated as a reduction to common share capital.
On December 30, 2025, the Company initiated an automatic share purchase plan under its NCIB by authorizing its independent broker to purchase common shares of the Company up to $50.0 million based on certain market criteria. The instructions expire on February 20, 2026. The Company recognized a financial liability associated with the total maximum amount that may be repurchased during that period by the broker, with an offsetting entry in contributed surplus. The full amount of the financial liability was purchased subsequent to December 31, 2025, totaling 2.6 million common shares.